Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Property, Plant and Equipment
8.	PROPERTY, PLANT AND EQUIPMENT

	2023	2022	2021
Net book value of property, plant and equipment	20,532	18,261	16,777
Provision for obsolescence of materials and equipment	(171)	(151)	(123)
Provision for impairment of property, plant and equipment	(2,649)	(600)	(651)

	17,712	17,510	16,003

Changes in Group’s property, plant and equipment for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress	Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total

Cost	1,282	46,154		8,128	455	1,068	2,663	47	748	1,265	763	773	63,346
Accumulated depreciation	616	37,897		4,766	318	-	-	-	641	802	400	581	46,021

Balance as of December 31, 2020	666	8,257	(1)	3,362	137	1,068	2,663	47	107	463	363	192	17,325

Cost
Increases	7	38	(4)	51	6	618	1,913	22	1	-	-	10	2,666	(6)
Translation effect	(28)	-		-	(7)	(3)	(22)	-	(5)	-	(138)	(29)	(232)
Adjustment for inflation (5)	68	-		-	17	7	50	-	10	-	318	65	535
Decreases, reclassifications and other movements	14	1,565	(7)	148	19	(632)	(1,785)	(27)	53	54	52	44	(495)	(3)

Accumulated depreciation
Increases	26	2,468	(4)	356	22	-	-	-	55	67	19	28	3,041
Translation effect	(15)	-		-	(5)	-	-	-	(4)	-	(72)	(22)	(118)
Adjustment for inflation (5)	35	-		-	11	-	-	-	9	-	167	49	271
Decreases, reclassifications and other movements	(6)	(149)	(7)	(1)	(9)	-	-	-	-	-	(5)	(2)	(172)	(3)

Cost	1,343	47,757		8,327	490	1,058	2,819	42	807	1,319	995	863	65,820
Accumulated depreciation	656	40,216		5,121	337	-	-	-	701	869	509	634	49,043

Balance as of December 31, 2021	687	7,541	(1)	3,206	153	1,058	2,819	42	106	450	486	229	16,777

Cost
Increases	1	278	(4)	69	9	944	3,080	43	1	-	-	34	4,459	(6)
Translation effect	(86)	-		-	(23)	(9)	(28)	-	(14)	-	(418)	(104)	(682)
Adjustment for inflation (5)	111	-		-	31	12	36	-	18	-	547	134	889
Decreases, reclassifications and other movements	26	2,052		281	21	(810)	(2,027)	(47)	20	24	35	3	(422)	(3)

Accumulated depreciation
Increases	29	2,123	(4)	374	25	-	-	-	56	67	19	31	2,724
Translation effect	(44)	-		-	(15)	-	-	-	(12)	-	(213)	(67)	(351)
Adjustment for inflation (5)	59	-		-	20	-	-	-	16	-	279	86	460
Decreases, reclassifications and other movements	-	(45)		(1)	(8)	-	-	-	-	(11)	(8)	-	(73)	(3)

Cost	1,395	50,087		8,677	528	1,195	3,880	38	832	1,343	1,159	930	70,064
Accumulated depreciation	700	42,294		5,494	359	-	-	-	761	925	586	684	51,803

Balance as of December 31, 2022	695	7,793	(1)	3,183	169	1,195	3,880	38	71	418	573	246	18,261

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress		Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	1,395	50,087		8,677	528	1,195	3,880	38		832	1,343	1,159	930	70,064
Accumulated depreciation	700	42,294		5,494	359	-	-	-		761	925	586	684	51,803

Balance as of December 31, 2022	695	7,793	(1)	3,183	169	1,195	3,880	38		71	418	573	246	18,261

Cost
Increases	1	511	(4)	99	6	1,282	4,161	119		4	-	-	8	6,191	(6)
Translation effect	(178)	-		-	(55)	(19)	(46)	-		(30)	-	(904)	(223)	(1,455)
Adjustment for inflation (5)	106	-		-	33	11	27	-		18	-	537	131	863
Decreases, reclassifications and other movements	16	2,503		135	165	(1,030)	(2,357)	(26)		45	39	18	(3)	(495)	(3)

Accumulated depreciation
Increases	28	2,692	(4)	364	30	-	-	-		36	64	10	28	3,252
Translation effect	(96)	-		-	(36)	-	-	-		(27)	-	(455)	(150)	(764)
Adjustment for inflation (5)	57	-		-	22	-	-	-		16	-	270	88	453
Decreases, reclassifications and other movements	(1)	(92)		-	(5)	-	-	-		-	(8)	-	(2)	(108)	(3)

Cost	1,340	53,101		8,911	677	1,439	5,665	131		869	1,382	810	843	75,168
Accumulated depreciation	688	44,894		5,858	370	-	-	-		786	981	411	648	54,636

Balance as of December 31, 2023	652	8,207	(1)	3,053	307	1,439	5,665	131	(2)	83	401	399	195	20,532

(1)	Includes 269, 333 and 356 of mineral property as of December 31, 2023, 2022 and 2021, respectively.
(2)
As of December 31, 2023, there are 26 exploratory wells in progress. During the year ended on such date, 11 wells were started, 4 wells were charged to exploratory expense and 4 well was transferred to properties with proven reserves in the “Mining property, wells and related equipment” account.

(3)	Includes 4, 1 and 1 of net book value charged to property, plant and equipment provisions for the years ended December 31, 2023, 2022 and 2021, respectively.
(4)	Includes 507, 268 and 32 corresponding to hydrocarbon wells abandonment costs and 13 and 19 of depreciation recovery for the years ended December 31, 2023 and 2022, respectively.
(5)
Corresponds to adjustment for inflation of opening balances of property, plant and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

(6)
Includes 57, 44 and 11 corresponding to short-term leases as of December 31, 2023, 2022 and 2021, respectively; includes 6, 5 and 7 corresponding to the variable charge of leases related to the underlying asset performance and/or use as of December 31, 2023, 2022 and 2021, respectively. Additionally, it includes 68, 57 and 44 corresponding to the depreciation capitalization of right-of-use assets as of December 31, 2023, 2022 and 2021, respectively (see Note 9); and 13, 14 and 11 corresponding to capitalization of the financial accretion of the lease liability as of December 31, 2023, 2022 and 2021, respectively (see Note 20).

(7)	Includes 140 of cost and accumulated depreciation corresponding to the reversal of Loma de la Mina block. See Note 34.a).

The Group capitalizes the borrowing costs as part of the cost of the assets. For the fiscal year ended December 31, 2023, 2022 and 2021, the rate of capitalization was 7.89%, 8.19% and 8.47%, respectively, and the amount capitalized amounted to 17, 12 and 11, respectively.
Set forth below is the evolution of the provision for obsolescence of materials and equipment for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Amount at beginning of year	151	123	134
Increases charged to profit or loss	24	30	6
Decreases charged to profit or loss	-	-	(16)
Applications due to utilization	(4)	(1)	(1)
Translation differences	(2)	(1)	-
Adjustment for inflation (1)	2	-	-

Amount at end of year	171	151	123

(1)
Corresponds to adjustment for inflation of opening balances of the provision for obsolescence of materials and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

Set forth below is the evolution of the provision for impairment of property, plant and equipment for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Amount at beginning of year	600	651	778
Increases charged to profit or loss	2,288	123	97
Depreciation (1)	(236)	(173)	(225)
Translation differences	(7)	(5)	-
Adjustment for inflation (2)	4	4	2
Transfers and other movements	-	-	(1)

Amount at end of year	2,649	600	651

(1)	Included in “Depreciation of property, plant and equipment” in Note 26.
(2)
Corresponds to adjustment for inflation of opening balances of the provision for impairment of property, plant and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

The Group estimates the recoverable amount of property, plant and equipment based on the guidelines and methodology mentioned in Notes 2.b.5) and 2.c).
The Group permanently monitors the outlook of the businesses where it operates. In general, it analyzes macroeconomic variables such as price indexes and currency devaluation, among others, and in particular, for the natural gas market, the demand volume to be covered and natural gas sales prices.
In relation to the natural gas market, incentive schemes were established in recent years in order to increase the domestic production of natural gas. As of 2018 and 2019, an excess in the supply from the increased production on unconventional fields with respect to the domestic demand was observed at specific times of the year, an unusual situation in the past, which affected natural gas production due to the temporary shutdown of wells. This situation generated a reduction in natural gas sales price in the local market, which generated a drop in natural gas production due to the lack of incentives to develop projects. Consequently, on November 16, 2020, the National Government approved the Plan GasAr 2020-2024 with the aim of making viable investments to increase the production of natural gas in all the country’s basins and satisfy the hydrocarbon needs of the local market. Subsequently and with the same objective, on November 4, 2022, the National Government approved the Plan GasAr 2023-2028. Within this framework, YPF undertook natural gas production commitments in the Neuquina, Austral and Noroeste basins. See Note 35.d.1).
As of December 31, 2021, the Group recognized an impairment charge of property, plant and equipment for the CGU Gas - Austral Basin of 97 (63 net of the income tax effect) generated from the lower than expected production due to field performance and higher production costs. The discount rate after taxes used as of December 31, 2021 was 14.08%, and the recoverable value after taxes as of such date of the CGU Gas - Austral Basin was equal to 135. In addition, as of December 31, 2021, the book value of the net assets of the CGU Gas - Neuquina Basin amounts to 2,435 and approximated its recoverable value. Therefore, the Group did not recognize any impairment charges or reversals of previous impairments for the year ended on that date, mainly for the purpose of complying with the Plan GasAr 2020-2024 in such basin.

As of September 30, 2022, the Group recognized an impairment charge of property, plant and equipment for the CGU Gas - Austral Basin of 98 (64 net of the income tax), mainly generated by production cost increases. The discount rate after taxes used as of September 30, 2022 was 14.63%.
As of December 31, 2022, the Group recognized an additional impairment charge of property, plant and equipment for the CGU Gas - Austral Basin of 25 (16 net of the income tax), mainly generated from the lower than expected production due to field performance and by production cost increases. The discount rate after taxes used as of December 31, 2022 was 14.80%, and the recoverable amount after taxes as of such date of the CGU Gas - Austral Basin was equal to 65. In addition, the book value of the net assets of the CGU Gas - Neuquina Basin amounts to 2,585 and approximated its recoverable value. Therefore, the Group did not recognize any impairment charges or reversals of previous impairments for the year ended on that date, mainly for the purpose of complying with the Plan GasAr 2020-2024 and Plan GasAr 2023-2028 in such basin.
As of September 30, 2023, the Group recognized an impairment charge of property, plant and equipment for the CGU Gas - Neuquina Basin of 506 (329 net of the income tax), generated by a combination of variables, including mainly, a higher competition in the domestic natural gas market which may lead to a drop in natural gas sales prices in the medium and long term and a consequent adequacy in our production. The discount rate after taxes used as of September 30, 2023 was 14.89%. In addition, as of December 31, 2023, the book value of the net assets of the CGU Gas - Neuquina Basin amounts to 2,400 and approximates its recoverable value. The Group will continue analyzing the prospects for the variables mentioned above to further estimate their impact on expected cash flows.
On February 29, 2024 (see Note 38) YPF’s Board of Directors resolved the disposal of certain groups of assets related to the Upstream business segment, mainly mature fields related to the CGU Oil, CGU Gas - Austral Basin and CGU Gas - Neuquina Basin and expects fair value less cost of disposal to be less than their carrying amount. The Company considers this to be an impairment loss indicator under IAS 36. Accordingly, the Company performed an impairment review separately from its CGU and recognized an impairment charge of property, plant and equipment of 1,782 (1,158 net of the income tax effect) as of December 31, 2023, considering the net assets and recoverable value of each disposal group.
Considering, most of the transactions of oil and gas assets in Argentina during recent years are related to fields where the main targeted reservoirs are unconventional formations (specifically, the Vaca Muerta formation), and for the transactions that could be considered comparable to the assets evaluated in each disposal group, the publicly available information was insufficient to derive conclusions for a fair value in active markets for identical assets to those of each disposal group (Level 1), or inputs other than quoted prices included within Level 1 that are observable for the assets, either directly or indirectly (Level 2).
Accordingly, the recoverable value for each disposal group was determined applying an asset valuation technique commonly used in the oil and gas industry which is the Discounted Cash Flow Analysis technique. This valuation is considered to be Level 3 in the fair value hierarchy due to unobservable inputs used in the valuation, representing the fair value less costs of disposal measurement.
In estimating the discounted cash flows of the disposal groups, the Company worked closely with a third-party qualified independent valuer not related to the Group, with appropriate qualifications, to establish the appropriate valuation techniques and inputs to the model.

This valuation technique required projections of production, operating expenses, capital expenditures, hydrocarbon wells abandonment costs, royalties and taxes and the date of the termination of the concessions. The key assumptions to which the disposal groups recoverable amounts are most sensitive are production, crude oil and natural gas prices, discount rate and macroeconomic variables. Values for reserves were expressed in terms of future gross revenue, future net revenue, present value and considering a ten-year extension of the termination of certain concessions expiring in the near term. Future net revenue was calculated by deducting royalties paid in cash, operating expenses, capital expenditures and hydrocarbon wells abandonment costs, production taxes, and Argentine income taxes from future gross revenue. Operating expenses include field operating expenses, transportation and processing expenses, and an allocation of overhead that directly relates to production activities. Capital costs include drilling and completion costs, facilities costs, and field maintenance costs. Hydrocarbon wells abandonment costs are those costs associated with the removal of facilities, plugging of wells and reclamation and restoration associated with the abandonment. Present value was defined as future net revenue discounted at a discount rate post tax, which as of December 31, 2023 was 15%.
Set forth below is the cost evolution for the exploratory wells in evaluation stage as of the years ended on December 31, 2023, 2022 and 2021:

	2023	2022	2021
Amount at beginning of year	15	19	30
Additions pending the determination of proved reserves	16	20	6
Decreases charged to exploration expenses	-	(3)	-
Reclassifications to mineral property, wells and related equipment with proved reserves	(5)	(21)	(17)

Amount at end of year	26	15	19

The following table shows the cost for exploratory wells under assessment for a period greater than a year and the number of projects related as of December 31, 2023:

	Amount	Number of projects	Number of wells
Between 1 and 5 years	10	5	5
Likewise, in accordance with IFRS 8, the distribution of property, plant and equipment by geographic area is broken down below:

	2023	2022	2021
Argentina	17,702	17,500	16,002
Mercosur and associated countries	10	10	1

	17,712	17,510	16,003